Finance income and costs (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Interest income	€ 700,000	€ 1,500,000
Hedge ineffectiveness on cross currency and interest rate swaps		0
Net foreign exchange gains on translation of financial assets and financial liabilities	2,600,000	0
Finance income	7,500,000	1,500,000
Interest expense (a)	(27,500,000)	(28,000,000.0)
Net pension interest costs	(1,100,000)	(1,200,000)
Amortization of debt discounts and borrowing costs	(300,000)	(1,800,000)
Net Foreign Exchange Losses On Financial Assets And Liabilities	0	(4,600,000)
Finance costs	(28,900,000)	(35,600,000)
Net financing costs	(21,400,000)	€ (34,100,000)
Gains (Losses) on Restructuring of previous debt	(23,800,000)
Gain (loss) on hedge ineffectiveness	€ 4,200,000